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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [_]; Amendment Number: ________
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Tamalpais Asset Management LP
         -------------------------------------------
Address: 3 Harbor Dr Ste. 204
         -------------------------------------------
         Sausalito, CA 94965
         -------------------------------------------

Form 13F File Number: 28-12446
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Darren Huber
         -------------------------------------------
Title:   Chief Compliance Officer
         -------------------------------------------
Phone:   415-289-3606
         -------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Darren Huber             Sausalito, CA               October 27, 2010
------------------------    ------------------------    ------------------------
       [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                        -----------
Form 13F Information Table Entry Total:          31
                                        -----------

Form 13F Information Table Value Total: $   174,917
                                        -----------
                                        (thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F INFORMATION TABLE

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
COLUMN 1                          COLUMN 2          COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
-----------------------------  -----------------  -----------   ---------  -------------------- ---------- -------- ----------------
                                                                VALUE      SHRS OR     SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP         (x$1000)   PRN AMT     PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------------------  -----------------  -----------   ---------  -------------------- ---------- -------- ----------------
AT&T INC                       COM                00206R 10 2         932      32,600  SH          SOLE             SOLE
BANK OF AMERICA CORPORATION    COM                060505 10 4         155      11,834  SH          SOLE             SOLE
BANK OF AMERICA CORPORATION    *W EXP 10/16/201   060505 14 6          14       2,200  SH          SOLE             SOLE
CIENA CORP                     NOTE 0.250% 5/0    171779 AB 7      10,261  11,397,000  PRN         SOLE             SOLE
COMCAST CORP NEW               CL A               20030N 10 1         140       7,770  SH          SOLE             SOLE
DISCOVERY COMMUNICATNS NEW     COM SER C          25470F 30 2       3,819     100,000  SH          SOLE             SOLE
EXXON MOBIL CORP               COM                30231G 10 2         967      15,654  SH          SOLE             SOLE
GENERAL ELECTRIC CO            COM                369604 10 3         286      17,600  SH          SOLE             SOLE
INTEL CORP                     COM                458140 10 0         236      12,300  SH          SOLE             SOLE
INTERPUBLIC GROUP COS INC      NOTE 5.000% 5/0    460690 BA 7       9,799   9,000,000  PRN         SOLE             SOLE
JOHNSON & JOHNSON              COM                478160 10 4         667      10,770  SH          SOLE             SOLE
LIFEPOINT HOSPITALS INC        NOTE 3.500% 5/1    53219L AH 2       7,583   7,500,000  PRN         SOLE             SOLE
LINCARE HLDGS INC              DBCV 2.750%11/0    532791 AE 0      14,679  13,500,000  PRN         SOLE             SOLE
LINCARE HLDGS INC              COM                532791 10 0       5,397     215,190  SH          SOLE             SOLE
MGIC INVT CORP WIS             NOTE 5.000% 5/0    552848 AD 5       4,429   4,000,000  PRN         SOLE             SOLE
MASTEC INC                     NOTE 4.000% 6/1    576323 AG 4       5,604   5,500,000  PRN         SOLE             SOLE
MICRON TECHNOLOGY INC          NOTE 1.875% 6/0    595112 AH 6       6,330   7,000,000  PRN         SOLE             SOLE
NII HLDGS INC                  NOTE 3.125% 6/1    62913F AJ 1      13,248  13,500,000  PRN         SOLE             SOLE
PEPSICO INC                    COM                713448 10 8         239       3,600  SH          SOLE             SOLE
PIONEER NAT RES CO             NOTE 4.875% 1/1    723787 AH 0      17,664  14,000,000  PRN         SOLE             SOLE
PROCTER & GAMBLE CO            COM                742718 10 9         422       7,037  SH          SOLE             SOLE
SPDR S&P 500 ETF TR            TR UNIT            78462F 10 3       1,986      17,400  SH          SOLE             SOLE
SOTHEBYS                       NOTE 3.125% 6/1    835898 AC 1      13,045  10,227,000  PRN         SOLE             SOLE
SOUTHERN CO                    COM                842587 10 7         280       7,520  SH          SOLE             SOLE
STILLWATER MNG CO              NOTE 1.875% 3/1    86074Q AF 9       9,940   9,645,000  PRN         SOLE             SOLE
TRANSOCEAN INC                 NOTE 1.500%12/1    893830 AW 9      16,891  17,500,000  PRN         SOLE             SOLE
TRINA SOLAR LIMITED            NOTE 4.000% 7/1    89628E AA 2      27,771  14,500,000  PRN         SOLE             SOLE
VERIZON COMMUNICATIONS INC     COM                92343V 10 4         645      19,800  SH          SOLE             SOLE
WELLS FARGO & CO NEW           COM                949746 10 1         156       6,192  SH          SOLE             SOLE
WESTERN REFNG INC              COM                959319 10 4       1,327     253,245  SH          SOLE             SOLE
YRC WORLDWIDE INC              COM                984249 10 2           5      18,800  SH          SOLE             SOLE
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